Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Income (Loss) Before Income Taxes

Income (loss) before income taxes for the years ended December 31, 2020 and 2019 are as follows (in thousands)

	Year Ended December 31,
	2019	2020
Domestic	$(51,600)	$(106,508)
Foreign	(61)	103

Total	$(51,661)	$(106,405)

Schedule of Components of Income Tax Expense

The components of income tax expense are as follows (in thousands):

	Year Ended December 31,
	2019	2020
Current:
Federal	$—	$—
State	1	1
Foreign	—	23

Total current expense	1	24

Deferred:
Federal	—	—
State	—	351
Valuation allowance	—	—

Total deferred expense	—	351

Total income tax expense	$1	$375

Schedule of Reconciliation Between the Statutory Rate U.S. Federal Rate and Company's Effective Tax Rate

A reconciliation between the statutory rate U.S. federal rate and the Company’s effective tax rate is as follows:

	Year Ended December 31,
	2019	2020
Federal statutory rate	$(10,849)	$(22,344)
State income taxes, net of federal benefit	(3,810)	1,330
Stock compensation	185	2,786
Foreign rate differential	13	—
Tax credits	(787)	(539)
Fair value changes - warrants	—	11,192
Convertible debt cancellation of indebtedness income	—	15,079
Valuation allowance	14,559	(6,812)
Other	690	(317)

Total tax provision	$1	$375

Schedule of Components of Company's Deferred Tax Assets and Liabilities for Federal and State Income Taxes

Significant components of the Company’s deferred tax assets and liabilities for federal and state income taxes are as follows (in thousands):

	Year Ended December 31,
	2019	2020
Deferred tax assets:
Net operating loss carryforwards	$19,491	$15,285
Credits	1,761	1,580
Stock based compensation	—	383
Accruals and reserves	4,363	1,335
Operating lease liability	2,586	4,059

Gross deferred tax assets	28,201	22,642
Valuation allowance	(26,174)	(19,362)

Net deferred tax assets	2,027	3,280

Deferred tax liabilities:
Property and equipment	(323)	(230)
Operating lease, right of use assets	(1,704)	(3,050)

Gross deferred tax liabilities	(2,027)	(3,280)

Net deferred tax assets	$—	$—

Summary of Reconciliation of Uncertain Tax Positions

positions. The following table sets forth the change in the uncertain tax positions for the years ended December 31, 2019 and 2020:

	Year Ended December 31,
	2019	2020
Balance at the beginning of the year	$180	$651
Decreases:
For current year’s tax positions	—	—
For prior years’ tax positions	—	—
Increases:
For current year’s tax positions	471	320
For prior years’ tax positions	—	—

Balance at the end of the year	$651	$971